Shareholder Report, Average Annual Return (Details) 194043_Innovator Emerging Markets 10 Buffer ETF - Quarterly_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Emerging Markets 10 Buffer ETF - Quarterly NAV
Average Annual Return, Percent	11.28%	10.10%
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	27.91%	23.59%
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Price (USD)
Average Annual Return, Percent	25.19%	20.90%